RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2019
Disclosure of related party [text block] [Abstract]
Disclosure of related party [text block]

40   RELATED PARTY TRANSACTIONS

Key management personnel

Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of an entity; the Group’s key management personnel are the members of the Lloyds Banking Group plc Group Executive Committee together with its Non-Executive Directors.

The table below details, on an aggregated basis, key management personnel compensation:

	2019 £m	2018 £m	2017 £m
Compensation
Salaries and other short-term benefits	14	13	13
Post-employment benefits	–	–	–
Share-based payments	14	17	22
Total compensation	28	30	35

The aggregate of the emoluments of the directors was £11.7 million (2018: £12.2 million; 2017: £14.0 million).

Aggregate company contributions in respect of key management personnel to defined contribution pension schemes were £nil (2018: £nil; 2017: £0.05 million).

The total for the highest paid director (António Horta-Osório) was £4,078,000 (2018: (António Horta-Osório): £5,472,000; 2017: (António Horta-Osório) £6,469,000); this did not include any gain on exercise of Lloyds Banking Group plc shares in any year.

	2019 million	2018 million	2017 million
Share options over Lloyds Banking Group plc shares
At 1 January	–	1	3
Granted, including certain adjustments (includes entitlements of appointed key management personnel)	–	–	–
Exercised/lapsed (includes entitlements of former key management personnel)	–	(1)	(2)
At 31 December	–	–	1

	2019 million	2018 million	2017 million
Share plans settled in Lloyds Banking Group plc shares
At 1 January	84	82	65
Granted, including certain adjustments (includes entitlements of appointed key management personnel)	46	39	37
Exercised/lapsed (includes entitlements of former key management personnel)	(29)	(37)	(20)
At 31 December	101	84	82

The tables below detail, on an aggregated basis, balances outstanding at the year end and related income and expense, together with information relating to other transactions between the Group and its key management personnel:

	2019 million	2018 million	2017 million
Loans
At 1 January	2	2	4
Advanced (includes loans of appointed key management personnel)	1	1	1
Repayments (includes loans of former key management personnel)	(1)	(1)	(3)
At 31 December	2	2	2

The loans are on both a secured and unsecured basis and are expected to be settled in cash. The loans attracted interest rates of between 6.45 per cent and 24.20 per cent in 2019 (2018: 6.70 per cent and 24.20 per cent; 2017: 6.45 per cent and 23.95 per cent).

No provisions have been recognised in respect of loans given to key management personnel (2018 and 2017: £nil).

	2019 million	2018 million	2017 million
Deposits
At 1 January	20	20	12
Placed (includes deposits of appointed key management personnel)	44	33	41
Withdrawn (includes deposits of former key management personnel)	(41)	(33)	(33)
At 31 December	23	20	20

Deposits placed by key management personnel attracted interest rates of up to 3.0 per cent (2018: 3.5 per cent; 2017: 4.0 per cent).

At 31 December 2019, the Group did not provide any guarantees in respect of key management personnel (2018 and 2017: none).

At 31 December 2019, transactions, arrangements and agreements entered into by the Group and its banking subsidiaries with directors and connected persons included amounts outstanding in respect of loans and credit card transactions of £0.6 million with five directors and two connected persons (2018: £0.5 million with three directors and three connected persons; 2017: £0.01 million with three directors and two connected persons).

Balances and transactions with fellow Lloyds Banking Group undertakings

BALANCES AND TRANSACTIONS BETWEEN MEMBERS OF THE LLOYDS BANK GROUP

In accordance with IFRS10 Consolidated financial statements, transactions and balances between the Bank and its subsidiary undertakings, and between those subsidiary undertakings, have all been eliminated on consolidation and thus are not reported as related party transactions of the Group.

The Bank, as a result of its position as parent of a banking group, has a large number of transactions with various of its subsidiary undertakings; these are included on the balance sheet of the Bank as follows:

	2019 £m	2018 £m
Assets, included within:
Derivative financial instruments	8,546	7,385
Financial assets at fair value through profit or loss	–	8
Financial assets at amortised cost: due from fellow Lloyds Banking Group undertakings	200,696	152,592
	209,242	159,985
Liabilities, included within:
Due to fellow Lloyds Banking Group undertakings	105,075	71,696
Financial liabilities at fair value through profit or loss	43	142
Derivative financial instruments	7,102	6,335
Debt securities in issue	–	124
Subordinated liabilities	–	58
	112,220	78,355

Due to the size and volume of transactions passing through these accounts, it is neither practical nor meaningful to disclose information on gross inflows and outflows. During 2019 the Bank earned interest income on the above asset balances of £2,491 million (2018: £2,305 million; 2017: £2,002 million. Adjusted to align with balance sheet presentation) and incurred interest expense on the above liability balances of £655 million (2018: £545 million; 2017: £649 million. Adjusted to align with balance sheet presentation).

In addition, the Bank raised recharges of £1,461 million (2018: £1,315 million; 2017: £1,287 million) on its subsidiaries in respect of costs incurred and also received fees of £62 million (2018: £146 million; 2017: £147 million), and paid fees of £57 million (2018: £151 million; 2017: £116 million), for various services provided between the Bank and its subsidiaries.

Details of contingent liabilities and commitments entered into on behalf of fellow Lloyds Banking Group undertakings are given in note 41.

BALANCES AND TRANSACTIONS WITH LLOYDS BANKING GROUP PLC AND FELLOW SUBSIDIARIES OF THE BANK

The Bank and its subsidiaries have balances due to and from the Bank’s parent company, Lloyds Banking Group plc and fellow subsidiaries of the Bank. These are included on the balance sheet as follows:

	The Group		The Bank
	2019	2018	2019	2018
	£m	£m	£m	£m
Assets, included within:
Financial assets at amortised cost: due from fellow Lloyds Banking Group undertakings	1,854	1,878	1,581	993
Financial assets at fair value through profit or loss	–	1,062	–	1,062
Derivative financial instruments	591	2,589	591	2,558
	2,445	5,529	2,172	4,613
Liabilities, included within:
Due to fellow Lloyds Banking Group undertakings	4,893	19,663	4,696	16,687
Financial liabilities at fair value through profit or loss	1	137	1	137
Derivative financial instruments	1,986	2,693	1,547	2,184
Debt securities in issue	11,181	193	11,136	7
Subordinated liabilities	3,663	2,985	3,641	2,900
	21,724	25,671	21,021	21,915

These balances include Lloyds Banking Group plc’s banking arrangements and, due to the size and volume of transactions passing through these accounts, it is neither practical nor meaningful to disclose information on gross inflows and outflows. During 2019 the Group earned £20 million and the Bank earned £20 million interest income on the above asset balances (2018: Group £166 million, Bank £142 million; 2017: Group £62 million, Bank £20 million); the Group incurred £520 million and the Bank incurred £509 million interest expense on the above liability balances (2018: Group £370 million, Bank £334 million; 2017: Group £255 million, Bank £207 million).

During the year ended 31 December 2019 the Bank realised a profit of £107 million on the sale of certain wealth management business to a fellow Lloyds Banking Group subsidiary and also incurred a charge of £70 million in relation to an onerous contract for the ongoing servicing of the wealth management business transferred.

Other related party transactions

PENSION FUNDS

The Group provides banking services to certain of its pension funds. At 31 December 2019, customer deposits of £169 million (2018: £225 million) related to the Group’s pension funds.

JOINT VENTURES AND ASSOCIATES

At 31 December 2019 there were loans and advances to customers of £75 million (2018: £57 million) outstanding and balances within customer deposits of £5 million (2018: £2 million) relating to joint ventures and associates.